Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	[1]
Non-current assets
Vessels (Note 8)	$ 3,177,262	$ 3,520,067
Right-of-use assets (Note 8)	58,908	0
Other tangible assets (Note 8)	2,265	1,943
Intangible assets	39	105
Receivables (Note 10)	71,083	38,658
Investments in equity accounted investees (Note 26)	50,322	43,182
Deferred tax assets (Note 9)	2,715	2,255
Total non-current assets	3,362,594	3,606,210
Current assets
Bunker inventory (Note 11)	183,382	22,261
Non-current assets held for sale (Note 3)	12,705	42,000
Trade and other receivables (Note 12)	308,987	283,465
Current tax assets	221	282
Cash and cash equivalents (Note 13)	296,954	173,133	[2]
Total current assets	802,249	521,141
TOTAL ASSETS	4,164,843	4,127,351
Equity
Share capital (Note 14)	239,148	239,148
Share premium (Note 14)	1,702,549	1,702,549
Translation reserve	299	411
Hedging reserve (Note 14)	(4,583)	(2,698)
Treasury shares (Note 14)	(45,616)	(14,651)
Retained earnings	420,058	335,764
Equity attributable to owners of the Company	2,311,855	2,260,523
Non-current liabilities
Bank loans (Note 16)	1,173,944	1,421,465
Other notes (Note 16)	198,571	148,166
Other borrowings (Note 16)	107,978	0
Lease liabilities (Note 16)	43,161	0
Other payables (Note 18)	3,809	1,451
Employee benefits (Note 17)	8,094	4,336
Provisions (Note 21)	1,381	4,288
Total non-current liabilities	1,536,938	1,579,706
Current liabilities
Trade and other payables (Note 18)	94,408	87,225
Current tax liabilities	49	41
Bank loans (Note 16)	49,507	138,537
Other borrowings (Note 16)	139,235	60,342
Lease liabilities (Note 16)	32,463	0
Provisions (Note 21)	388	977
Total current liabilities	316,050	287,122
TOTAL EQUITY and LIABILITIES	$ 4,164,843	$ 4,127,351

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[2]	.